Fair Value Measurements (Funds and Benefits Payable) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Other policyholder funds and benefits payable [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	$ (5,785)	[1]	$ (4,267)	[1]
Total realized/unrealized gains (losses) included in net income	2,657	[1],[2]	(1,118)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	264	[3]	(126)	[1],[3]
Settlements	(263)	[4]	(274)	[1]
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(3,127)		(5,785)	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	2,657	[2],[5]	(1,118)	[1],[2],[5]
Other policyholder funds and benefits payable [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(5,776)	[1],[5]	(4,258)	[1],[5]
Total realized/unrealized gains (losses) included in net income	2,656	[1],[2],[5]	(1,118)	[1],[2],[5]
Total realized/unrealized gains (losses) included in OCI	264	[3],[5]	(126)	[1],[3],[5]
Settlements	(263)	[4],[5]	(274)	[1],[5]
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(3,119)	[5]	(5,776)	[1],[5]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	2,656	[2],[5]	(1,118)	[1],[2],[5]
Other Liabilities [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(9)		(37)
Total realized/unrealized gains (losses) included in net income	(34)	[1],[2]	28	[1],[2]
Total realized/unrealized gains (losses) included in OCI	0	[3]	0	[3]
Settlements	43	[4]	0
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	0		(9)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	0	[2],[5]	28	[2],[5]
Consumer Notes [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(4)		(5)
Total realized/unrealized gains (losses) included in net income	2	[1],[2]	1	[1],[2]
Total realized/unrealized gains (losses) included in OCI	0	[3]	0	[3]
Settlements	0	[4]	0
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(2)		(4)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	2	[2],[5]	1	[2],[5]
Equity linked notes [Member] | Other policyholder funds and benefits payable [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(9)	[1]	(9)	[1]
Total realized/unrealized gains (losses) included in net income	1	[1],[2]	0	[1],[2]
Total realized/unrealized gains (losses) included in OCI	0	[3]	0	[1],[3]
Settlements	0	[4]	0	[1]
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(8)		(9)	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	$ 1	[2],[5]	$ 0	[1],[2],[5]

[1]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]	All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.
[3]	All amounts are before income taxes and amortization of DAC.
[4]	Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See Note 4 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.
[5]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).